Sources of finance - Summary of Equity and Debt Financing (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of changes in financing
Beginning balance	£ 9,806.6	£ 9,956.1	£ 9,761.7
Ordinary shares issued	0.6	1.2	6.4
Share cancellations	(47.7)
End of year	8,443.5	9,806.6	9,956.1
Analysis of changes in financing
Beginning of year	6,217.9
Net decrease in drawings on bank loans and corporate bonds	(1,713.2)	(440.6)	599.6
End of year	4,272.9	6,217.9
Issued capital and share premium [member]
Analysis of changes in financing
Beginning balance	703.0	701.8
Ordinary shares issued	0.6	1.2
Share cancellations	(0.5)
End of year	703.1	703.0	701.8
Debt financing [member]
Analysis of changes in financing
Beginning of year	6,217.9	6,481.3
Net decrease in drawings on bank loans and corporate bonds	(1,713.2)	(440.6)
Amortisation of financing costs included in debt	10.3	7.7
Changes in fair value due to hedging arrangements	14.3	(9.9)
Other movements	1.5	(0.2)
Exchange adjustments	(257.9)	179.6
End of year	£ 4,272.9	£ 6,217.9	£ 6,481.3